UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2011


[LOGO OF USAA]
    USAA(R)

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

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      SEMIANNUAL REPORT
      USAA GROWTH AND TAX STRATEGY FUND
      NOVEMBER 30, 2011

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE MARKET TURMOIL IS LIKELY       [PHOTO OF DANIEL S. McNAMARA]
TO CONTINUE FOR SOME TIME."

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DECEMBER 2011

The financial markets were volatile during the reporting period as investor sentiment shifted, sometimes daily, between fear and hope. Although Europe's debt problems dominated attention, investors were also concerned about the U.S. economic recovery and signs that it was losing momentum.

Indeed, the economic news was mixed during the reporting period with positive surprises sometimes coming hard on the heels of disappointing data. Consumer spending declined in October as Americans continued to repair their personal balance sheets but it set records on Black Friday, the traditional start to the holiday shopping season. Consumer confidence improved, though employment and the housing market remained weak. The decline in the unemployment rate during the reporting period was widely believed to be the result of discouraged workers leaving the labor force. Third-quarter U.S. gross domestic product growth was revised downward from 2.5% to 2.0% and yet the economy continued to grow, supporting our view that a double dip recession remains unlikely.

Meanwhile, the bi-partisan "super committee" failed to reach a consensus on cutting the U.S. budget deficit. As many of you may remember, the Congressional super committee was established with much fanfare as part of the compromise agreement to raise the U.S. debt ceiling. Shortly afterwards, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+. The failure of the super committee means that $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress enacts legislation to reverse some or all of them.

The financial markets paid little heed of the super committee's lack of progress, focusing instead on the European Union's (EU) long-running sovereign debt crisis and the EU's often-promised, yet-to-be-delivered solution. Some EU nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. The EU's debt problems, which were once confined to the weaker peripheral countries, have begun to spread to the larger, core economies. Italy, one of the EU's largest economies, showed signs of strain during the reporting period.

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

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Yields remained low during the reporting period. In fact, the prices of longer-term Treasury bonds went up and yields, which move in the opposite direction of prices, declined in response to strong safe-haven demand and the Fed's "Operation Twist." Stocks and riskier asset classes were volatile, trending steadily downward until October when the stock market made up significant ground, ending the reporting period with modest losses. Meanwhile, long-term municipal bonds performed strongly.

In my opinion, the market turmoil is likely to continue for some time. That's why it's more important than ever to maintain a long-term perspective, resist the urge to pursue day-to-day market swings, and base investment decisions on one's time horizon, risk tolerance, and financial objectives. I believe shareholders should focus on:

  o Quality. Investors may find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry.
  o Growth. Despite a weak global economy, we believe the emerging markets offer growth potential for investors with a long-term investment horizon.
  o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can potentially offset equity volatility.
  o Inflation Protection. Although inflation is not a pressing concern at the time of this writing, investors might want to consider adding inflation protection, such as precious metals, to their portfolios.

From all of us here at USAA Investment Management Company, thank you for your continued investment in our family of mutual funds. We appreciate your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                            1

MANAGERS' COMMENTARY                                                      2

INVESTMENT OVERVIEW                                                       7

SHAREHOLDER VOTING RESULTS                                               12

FINANCIAL INFORMATION

   Portfolio of Investments                                              13

   Notes to Portfolio of Investments                                     36

   Financial Statements                                                  39

   Notes to Financial Statements                                         42

EXPENSE EXAMPLE                                                          53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA GROWTH AND TAX STRATEGY FUND (THE FUND) IS AN ASSET ALLOCATION FUND WITH AN INVESTMENT OBJECTIVE TO SEEK A CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF CAPITAL TO PRESERVE PURCHASING POWER.

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TYPES OF INVESTMENTS

Invests at least a majority in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company            Northern Trust Investments, Inc.
    JOHN C. BONNELL, CFA                          MICHAEL LIAO, CFA
                                                  CHRISTOPHER A. FRONK, CFA, CPA
    Tax-Exempt Bonds and Money
      Market Instruments                          Blue Chip Stocks

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o   HOW DID USAA GROWTH & TAX STRATEGY FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    For the six-month period ended November 30, 2011, the Fund Shares had a total return of -0.06%. This compares to returns of -6.25% for the S&P 500 Index (the Index), 4.40% for the Barclays Capital Municipal Bond Index, and -1.08% for the Composite Index.

    As of November 30, 2011, the Fund Shares had a 12-month dividend yield of 2.62%, compared to 2.40% for the average fund in the Lipper Mixed-Asset Target Allocation Moderate Funds peer group.

o   HOW DID THE FUND'S STRUCTURE AFFECT ITS PERFORMANCE RESULTS?

    At period end, the Fund kept more than 50% of assets in municipal bonds and passed through the tax-free income from those bonds to shareholders. USAA Investment Management Company (IMCO) manages the Fund's fixed-income portfolio. The remainder of the Fund is invested in an equity portfolio managed by Northern Trust Investments, Inc. (NTI), which uses a tax-managed index strategy that seeks to track the return of the Index and at the same time minimize

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA GROWTH AND TAX STRATEGY FUND

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    capital gains distributions. In general, the Fund targets an allocation of between 50% to 70% in municipal bonds and money market instruments and 30% to 50% in stocks.

    As a result of this unique structure, the Fund has a lower weighting in equities than the other funds in the Lipper peer group. This structure usually adds to the Fund's relative performance during periods when the stock market is weak as it was during the reporting period.

o   HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE REPORTING PERIOD?

    During the six-month reporting period, the tax-exempt bond market extended the rally that began in January 2011. New issue supply was light early in the period, in part because budget-conscious state and local governments postponed capital projects and therefore issued fewer bonds. In October and November, the amount of new supply increased significantly. It was met with strong demand and was quickly absorbed by the market.

    The overall increase in tax-exempt prices during the reporting period also followed the rally in U.S. Treasuries, which municipals tend to follow over time. As U.S. economic growth slowed and concerns increased about Europe's debt problems, investors seemed to prefer the safety and quality of U.S. government securities, driving Treasury yields substantially lower. Investor appetite for Treasuries remained undiminished even after Standard & Poor's Ratings downgraded U.S. government debt to AA+ in August. The Federal Reserve's (the Fed) announcement that it would extend the maturity of its portfolio of securities by selling shorter-term bonds and buying longer-term bonds also pushed longer-term Treasury yields lower.

o   WHAT IS THE STATE OF MUNICIPAL CREDIT QUALITY?

    Over the course of the reporting period, states and municipalities made progress with their fiscal challenges. As we anticipated, most state and

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    local governments have been willing to make the politically difficult decisions necessary to balance their budgets, taking steps to cut costs and in some cases, raise revenues. Some states also benefited from higher-than-expected increases in tax revenues, and as a result, many state budget gaps were not as large as initially projected.

    State and local governments have a very long -- and strong -- history of debt repayment. Although occasional problems are likely given the size and diversity of the municipal market, we expect most municipal issuers to continue honoring their debt service obligations as they have in the past. Our approach to concerns about state and municipal finances is to do what we have always done, which is to utilize our team of experienced credit analysts to conduct fundamental research on all of the securities we consider for purchase. We do not rely upon rating agencies, or bond insurers to do our credit work.

o   HOW DID THE MUNICIPAL BOND PORTION OF THE FUND PERFORM?

    During the six-month period ended November 30, 2011, the municipal bond portion of the Fund outperformed the 4.38% return of the Lipper General Municipal Debt Funds average. We maintained our income-oriented, research-driven approach, seeking to maximize tax-free income without taking undue risk. This approach continues to add value over time, as the municipal portion of the Fund has outperformed the Lipper average within the Mixed-Asset Target Allocation Moderate Funds category over the one-year and five-year periods.

o   PLEASE DISCUSS THE PERFORMANCE OF THE STOCK MARKET IN GENERAL.

    The U.S. equity market was volatile during the six-month reporting period, shifting up and down sometimes on a daily basis. Market sentiment was dominated by the European debt crisis and indications that it was spreading beyond Greece to other European nations. The slowing U.S. economy also weighed on stock prices. In late July and early August, a contentious debate in Congress about whether to raise the U.S. debt ceiling further increased equity market volatility.

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4  | USAA GROWTH AND TAX STRATEGY FUND

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    The downgrade by Standard & Poor's Ratings of U.S. government debt from AAA to AA+ also put downward pressure on U.S. stocks.

    In October, the stock market rallied on evidence of modest, but positive, U.S. economic growth and Europe's progress toward containing the Greek debt crisis. However, stock prices declined during November as investors, who seemed to shrug off the Congressional super-committee's failure to reach a compromise on long-term U.S. debt reduction, were rattled by more bad news from Europe. On the last day of the reporting period, stocks recorded strong gains on news that the Fed and European central banks were making it less expensive for European banks to obtain emergency U.S. dollar loans.

    Against this backdrop, the S&P 500 Index returned -6.25% during the six-month reporting period. Eight of the 10 sectors in the index were down, with financials, materials, and industrials recording the largest declines. Utilities and consumer staples were the only sectors to post positive returns.

o   HOW DID THE EQUITY PORTION OF THE FUND PERFORM?

    In the equity portion of the Fund, NTI strives to match the performance of the S&P 500 Index while at the same time seeking to limit capital gains. Generally, we do not invest the equity portfolio in all the stocks of the Index. Instead, we use stock selection as we seek to maintain investment characteristics similar to the Index without sacrificing performance. Our objective is to limit the sale of securities that have increased in value and to realize capital losses on securities that have decreased in value, thereby offsetting realized capital gains. This strategy allows the portfolio to obtain tax efficient exposure to the equity market.

    During the six-month reporting period ended November 30, 2011, the equity portion of the Fund slightly outperformed the -6.25% return of the S&P 500 Index. In response to the extreme market volatility, we sought to reduce the equity portfolio's "active risk" (the risk that it will not perform in line with the Index because of our efforts to achieve

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    tax efficiency). We accomplished this task by selling select stock positions, mainly before the large declines of the summer, and offsetting the realized capital gains with losses we harvested during the bear market from October 2007 through March 2009. As we reduced risk, we also rebalanced the equity portfolio, selling stocks across a range of sectors and industries with a focus on those that would create the smallest capital gains. Thus, we were able to successfully minimize the negative tax impact of realized capital gains on the portfolio's performance during the reporting period. In addition, we purchased and sold stocks -- remaining mindful of the potential tax impact of these transactions -- so that the equity portfolio continued to have risk and return characteristics similar to the Index.

    From all of us at IMCO and NTI, thank you for the opportunity to serve your investment needs. We appreciate your continued confidence in us.

    As interest rates rise, existing bond prices fall. o PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX. o Rebalancing does not protect against losses or guarantee that an investor's goal will be met.

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6  | USAA GROWTH AND TAX STRATEGY FUND

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INVESTMENT OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (Ticker Symbol: USBLX)

--------------------------------------------------------------------------------
                                     11/30/11                    5/31/11
--------------------------------------------------------------------------------
Net Assets                        $148.9 Million              $154.5 Million
Net Asset Value Per Share             $13.25                      $13.44

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
     5/31/11 to 11/30/11*            1 Year         5 Years        10 Years
            -0.06%                   7.67%           1.56%           3.66%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
     1 Year                          5 Years                   10 Years
     7.38%                            1.79%                      3.93%

--------------------------------------------------------------------------------
            30-DAY SEC YIELD**                           EXPENSE RATIO***
--------------------------------------------------------------------------------
              As of 11/30/11                              As of 05/31/11
                  2.39%                                       0.93%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUNDS' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL                                                       USAA GROWTH
                   MUNICIPAL BOND       LIPPER BALANCED                                     AND TAX
                      INDEX               FUNDS INDEX           COMPOSITE INDEX          STRATEGY FUND           S&P 500 INDEX
11/30/01            $10,000.00            $10,000.00              $10,000.00              $10,000.00              $10,000.00
12/31/01              9,905.40             10,072.12               10,001.58                9,903.22               10,087.60
01/31/02             10,077.21              9,983.78               10,003.68                9,936.74                9,940.39
02/28/02             10,198.62              9,915.94                9,983.42                9,809.35                9,748.69
03/31/02              9,998.76             10,132.75               10,053.16                9,963.89               10,115.33
04/30/02             10,194.18              9,889.59                9,888.74                9,619.84                9,502.06
05/31/02             10,256.12              9,884.98                9,884.81                9,599.60                9,432.06
06/30/02             10,364.57              9,463.27                9,598.77                9,188.45                8,760.22
07/31/02             10,497.87              8,978.25                9,311.92                9,045.73                8,077.50
08/31/02             10,624.07              9,070.36                9,396.16                9,127.28                8,130.35
09/30/02             10,856.76              8,528.83                9,051.31                8,843.87                7,246.75
10/31/02             10,676.78              8,884.34                9,297.70                9,110.83                7,884.58
11/30/02             10,632.41              9,244.77                9,483.61                9,220.35                8,348.66
12/31/02             10,856.76              8,995.57                9,347.56                9,079.13                7,858.19
01/31/03             10,829.25              8,860.82                9,197.84                8,947.75                7,652.34
02/28/03             10,980.65              8,794.37                9,209.54                8,989.23                7,537.52
03/31/03             10,987.22              8,830.26                9,239.89                9,134.02                7,610.70
04/30/03             11,059.82              9,308.12                9,616.18                9,461.23                8,237.60
05/31/03             11,318.78              9,719.80                9,961.28                9,739.71                8,671.62
06/30/03             11,270.68              9,793.51                9,983.00                9,788.16                8,782.24
07/31/03             10,876.29              9,816.20                9,886.62                9,669.14                8,937.08
08/31/03             10,957.40              9,981.92               10,017.43                9,767.16                9,111.38
09/30/03             11,279.55              9,994.59               10,104.07                9,886.18                9,014.62
10/31/03             11,222.75             10,324.33               10,327.67               10,090.53                9,524.57
11/30/03             11,339.72             10,415.74               10,430.00               10,175.09                9,608.37
12/31/03             11,433.62             10,788.94               10,719.33               10,455.04               10,112.28
01/31/04             11,499.11             10,950.04               10,811.90               10,547.19               10,297.89
02/29/04             11,672.17             11,099.28               10,961.23               10,653.51               10,441.02
03/31/04             11,631.52             11,046.34               10,844.83               10,545.94               10,283.51
04/30/04             11,356.05             10,814.19               10,638.39               10,339.15               10,122.07
05/31/04             11,314.87             10,861.94               10,673.87               10,417.59               10,260.98
06/30/04             11,356.05             11,031.76               10,785.71               10,517.14               10,460.50
07/31/04             11,505.50             10,824.08               10,665.80               10,244.53               10,114.29
08/31/04             11,736.07             10,889.92               10,771.04               10,301.92               10,155.20
09/30/04             11,798.37             11,051.70               10,863.17               10,568.35               10,265.19
10/31/04             11,899.89             11,171.22               10,979.78               10,813.63               10,422.02
11/30/04             11,801.74             11,472.13               11,142.35               11,102.18               10,843.71
12/31/04             11,945.87             11,758.50               11,386.65               11,431.08               11,212.70
01/31/05             12,057.51             11,607.03               11,317.94               11,251.49               10,939.39
02/28/05             12,017.40             11,771.24               11,406.67               11,337.38               11,169.61
03/31/05             11,941.61             11,609.17               11,260.41               11,148.11               10,971.81
04/30/05             12,129.93             11,469.67               11,227.00               11,108.86               10,763.73
05/31/05             12,215.66             11,732.68               11,449.73               11,501.40               11,106.21
06/30/05             12,291.45             11,816.99               11,505.19               11,683.32               11,121.98
07/31/05             12,235.89             12,079.58               11,684.59               11,928.04               11,535.59
08/31/05             12,359.43             12,114.52               11,693.10               11,888.57               11,430.34
09/30/05             12,276.18             12,162.55               11,716.95               11,987.80               11,522.91
10/31/05             12,201.63             11,971.58               11,612.23               11,852.92               11,330.82
11/30/05             12,260.21             12,262.22               11,857.10               12,138.54               11,759.37
12/31/05             12,365.64             12,369.63               11,930.57               12,234.28               11,763.41
01/31/06             12,399.01             12,664.90               12,110.67               12,362.07               12,074.93
02/28/06             12,482.25             12,649.06               12,132.62               12,438.75               12,107.70
03/31/06             12,396.17             12,772.23               12,204.34               12,435.86               12,258.41
04/30/06             12,391.91             12,911.49               12,260.83               12,504.47               12,423.01
05/31/06             12,447.11             12,655.49               12,110.40               12,350.09               12,065.46
06/30/06             12,400.25             12,647.92               12,090.56               12,325.21               12,081.82
07/31/06             12,547.75             12,706.95               12,145.30               12,437.49               12,156.35
08/31/06             12,733.94             12,951.33               12,385.03               12,653.42               12,445.58
09/30/06             12,822.51             13,138.03               12,556.93               12,858.07               12,766.31
10/31/06             12,902.91             13,444.11               12,803.38               13,092.80               13,182.31
11/30/06             13,010.47             13,703.08               12,980.67               13,257.98               13,432.99
12/31/06             12,964.50             13,804.42               13,021.27               13,317.92               13,621.42
01/31/07             12,931.31             13,953.30               13,111.57               13,402.27               13,827.42
02/28/07             13,101.71             13,900.04               13,080.50               13,346.03               13,556.97
03/31/07             13,069.40             14,019.31               13,127.72               13,395.77               13,708.61
04/30/07             13,108.10             14,422.52               13,416.47               13,707.08               14,315.83
05/31/07             13,050.06             14,732.41               13,611.36               13,914.62               14,815.39
06/30/07             12,982.43             14,594.76               13,491.94               13,757.07               14,569.25
07/31/07             13,083.07             14,345.97               13,339.08               13,576.69               14,117.54
08/31/07             13,026.63             14,461.94               13,349.16               13,605.17               14,329.16
09/30/07             13,219.38             14,870.51               13,682.64               13,964.24               14,865.05
10/31/07             13,278.31             15,132.01               13,847.92               14,088.49               15,101.51
11/30/07             13,362.98             14,777.25               13,589.94               13,763.52               14,470.17
12/31/07             13,400.07             14,705.48               13,546.06               13,655.32               14,369.78
01/31/08             13,569.05             14,219.33               13,239.40               13,289.38               13,507.85
02/29/08             12,947.82             14,034.32               12,726.53               12,682.69               13,069.04
03/31/08             13,317.89             13,927.07               12,818.03               12,870.61               13,012.61
04/30/08             13,473.73             14,388.80               13,214.92               13,268.27               13,646.37
05/31/08             13,555.20             14,547.74               13,383.90               13,384.66               13,823.12
06/30/08             13,402.20             13,778.63               12,784.61               12,755.35               12,657.78
07/31/08             13,453.14             13,604.13               12,689.12               12,657.60               12,551.38
08/31/08             13,610.58             13,655.85               12,829.00               12,843.31               12,732.93
09/30/08             12,972.31             12,624.14               11,901.58               11,892.77               11,598.33
10/31/08             12,839.90             11,006.18               10,728.51               10,690.68                9,650.42
11/30/08             12,880.72             10,504.79               10,249.64               10,257.14                8,957.96
12/31/08             13,068.51             10,856.29               10,319.64               10,200.07                9,053.27
01/31/09             13,546.86             10,353.75               10,176.24               10,070.58                8,290.20
02/28/09             13,618.03              9,684.04                9,744.29                9,711.98                7,407.48
03/31/09             13,620.52             10,222.65               10,131.25               10,053.09                8,056.34
04/30/09             13,892.62             10,926.81               10,784.33               10,626.12                8,827.41
05/31/09             14,039.58             11,474.99               11,225.21               11,058.40                9,321.15
06/30/09             13,908.06             11,502.39               11,159.79               11,030.34                9,339.64
07/31/09             14,140.75             12,193.50               11,669.20               11,506.83               10,046.07
08/31/09             14,382.50             12,519.81               12,019.40               11,810.98               10,408.77
09/30/09             14,898.65             12,920.13               12,535.21               12,411.08               10,797.18
10/31/09             14,585.91             12,769.08               12,242.27               12,114.85               10,596.60
11/30/09             14,706.42             13,244.42               12,579.53               12,472.37               11,232.22
12/31/09             14,756.12             13,391.50               12,783.30               12,653.89               11,449.17
01/31/10             14,832.98             13,162.48               12,597.83               12,468.41               11,037.30
02/28/10             14,976.75             13,396.60               12,834.97               12,715.72               11,379.21
03/31/10             14,940.89             13,906.09               13,191.00               13,068.00               12,065.89
04/30/10             15,122.47             14,076.77               13,365.31               13,233.94               12,256.38
05/31/10             15,235.89             13,356.98               12,858.75               12,736.11               11,277.70
06/30/10             15,244.94             13,035.80               12,522.06               12,412.90               10,687.33
07/31/10             15,435.04             13,668.21               13,016.14               12,883.08               11,436.12
08/31/10             15,788.43             13,374.24               12,889.91               12,789.05               10,919.84
09/30/10             15,763.75             14,132.35               13,459.58               13,303.70               11,894.38
10/31/10             15,720.09             14,491.10               13,689.56               13,503.68               12,346.95
11/30/10             15,405.75             14,413.76               13,481.03               13,303.70               12,348.54
12/31/10             15,107.20             14,985.13               13,743.16               13,555.65               13,173.80
01/31/11             14,995.92             15,195.33               13,801.22               13,598.05               13,486.04
02/28/11             15,234.64             15,534.83               14,117.89               13,947.80               13,948.06
03/31/11             15,183.88             15,568.93               14,089.02               13,917.13               13,953.61
04/30/11             15,455.80             15,983.53               14,421.32               14,247.73               14,366.85
05/31/11             15,719.91             15,878.01               14,497.65               14,333.05               14,204.23
06/30/11             15,774.76             15,684.35               14,425.52               14,255.83               13,967.45
07/31/11             15,935.75             15,564.39               14,363.30               14,212.89               13,683.43
08/31/11             16,208.38             14,977.90               14,072.71               13,944.52               12,940.12
09/30/11             16,375.93             14,175.11               13,663.32               13,675.46               12,030.45
10/31/11             16,315.05             15,161.49               14,346.01               14,302.48               13,345.29
11/30/11             16,411.43             15,049.46               14,360.48               14,324.10               13,315.80

                                   [END CHART]

                         Data from 11/30/01 to 11/30/11.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

o The unmanaged Barclays Capital Municipal Bond Index is a benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The Composite Index is comprised of 51% of the Lipper General Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/11
                                (% of Net Assets)

Integrated Oil & Gas .....................................................  3.3%
Pharmaceuticals ..........................................................  2.7%
Computer Hardware ........................................................  1.7%
Systems Software .........................................................  1.4%
Integrated Telecommunication Services ....................................  1.3%
IT Consulting & Other Services ...........................................  1.2%
Aerospace & Defense ......................................................  1.2%
Soft Drinks ..............................................................  1.1%
Household Products .......................................................  1.0%
Semiconductors ...........................................................  1.0%

                             TOP 5 TAX-EXEMPT BONDS
                                 AS OF 11/30/11
                                (% of Net Assets)

Lewisville ...............................................................  3.8%
Orlando ..................................................................  2.1%
MTA ......................................................................  2.0%
Hospital Finance Auth. ...................................................  2.0%
Rockport .................................................................  2.0%

                             TOP 5 BLUE CHIP STOCKS
                                 AS OF 11/30/11
                                (% of Net Assets)

Exxon Mobil Corp. ........................................................  1.6%
Apple, Inc. ..............................................................  1.4%
International Business Machines Corp. ....................................  0.9%
Chevron Corp. ............................................................  0.8%
Microsoft Corp. ..........................................................  0.8%

You will find a complete list of securities that the Fund owns on pages 13-35.

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2011 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

TAX-EXEMPT BONDS                                                           53.6%
BLUE CHIP STOCKS                                                           45.1%
TAX-EXEMPT MONEY MARKET INSTRUMENTS                                         0.6%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. All proposals were approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr.

                               NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                 FOR              VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                    6,660,811,393           63,843,596
Daniel S. McNamara                  6,665,041,690           59,613,299
Robert L. Mason, Ph.D.              6,673,454,396           51,200,593
Michael F. Reimherr                 6,655,017,938           69,637,051
Paul L. McNamara                    6,652,482,258           72,172,731
Barbara B. Ostdiek, Ph.D.           6,650,120,137           74,534,852

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (54.2%)

             TAX-EXEMPT BONDS (53.6%)

             ARIZONA (2.1%)
$   1,000    Pima County IDA                                         5.75%     9/01/2029      $  1,020
    2,250    Univ. Medical Center Corp.                              5.00      7/01/2035         2,073
                                                                                              --------
                                                                                                 3,093
                                                                                              --------
             CALIFORNIA (2.1%)
    2,000    Monterey Peninsula USD (INS)                            5.50      8/01/2034         2,147
    4,435    West Contra Costa USD (INS)                             5.05(a)   8/01/2034           968
                                                                                              --------
                                                                                                 3,115
                                                                                              --------
             COLORADO (1.8%)
    2,000    Regional Transportation District                        5.38      6/01/2031         2,123
      500    Univ. of Colorado Hospital Auth.                        5.00     11/15/2037           500
                                                                                              --------
                                                                                                 2,623
                                                                                              --------
             CONNECTICUT (1.5%)
    6,000    Mashantucket (Western) Pequot Tribe, acquired
               9/21/1999; cost $5,583(b),(c),(f)                     5.75      9/01/2027         2,206
                                                                                              --------
             FLORIDA (5.8%)
    1,875    Escambia County Housing Finance Auth. (INS)             5.75      6/01/2031         2,002
    2,000    Lee County IDA                                          5.00     11/01/2025         2,186
    1,300    Miami-Dade County                                       5.00     10/01/2034         1,371
    3,000    Orlando (INS)                                           5.13     11/01/2027         3,066
                                                                                              --------
                                                                                                 8,625
                                                                                              --------
             GEORGIA (0.7%)
    1,000    Fayette County School District                          4.95      3/01/2025         1,060
                                                                                              --------
             ILLINOIS (1.5%)
    2,000    Finance Auth.                                           6.00     10/01/2032         2,203
                                                                                              --------
             INDIANA (3.6%)
      500    Ball State Univ. of Indiana                             5.00      7/01/2030           528
    1,250    Finance Auth.                                           5.38     11/01/2032         1,299
      550    Health and Educational Facility Financing Auth.         5.25      2/15/2036           538
    3,000    Rockport (INS)                                          4.63      6/01/2025         2,961
                                                                                              --------
                                                                                                 5,326
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
             KENTUCKY (0.7%)
$   1,000    Economic Dev. Finance Auth. (INS)                       6.00%     12/01/2033     $  1,063
                                                                                              --------
             LOUISIANA (1.3%)
      985    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                            6.55       9/01/2025          996
    1,000    Parish of St. John the Baptist                          5.13       6/01/2037          985
                                                                                              --------
                                                                                                 1,981
                                                                                              --------
             MAINE (0.1%)
      100    Health and Higher Educational Facilities Auth. (INS)    5.75       7/01/2030          101
                                                                                              --------
             MICHIGAN (2.0%)
    3,000    Hospital Finance Auth. (INS)                            5.00      11/15/2026        3,024
                                                                                              --------
             MISSOURI (0.9%)
    1,500    Health and Educational Facility Financing Auth.         5.38       2/01/2035        1,409
                                                                                              --------
             NEW JERSEY (2.1%)
    2,000    EDA                                                     5.00       9/01/2033        2,053
    1,000    Middlesex County Improvement Auth.                      5.00       8/15/2023        1,020
                                                                                              --------
                                                                                                 3,073
                                                                                              --------
             NEW MEXICO (1.3%)
    1,000    Farmington                                              4.88       4/01/2033          916
    1,000    Farmington                                              5.90       6/01/2040        1,019
                                                                                              --------
                                                                                                 1,935
                                                                                              --------
             NEW YORK (7.7%)
    1,000    Dormitory Auth.                                         5.50       5/01/2037        1,032
    3,000    MTA                                                     5.00      11/15/2030        3,075
    1,000    New York City                                           5.25       8/15/2023        1,144
    1,500    New York City Housing Dev. Corp. (INS)                  5.00       7/01/2025        1,575
    2,000    New York City Trust for Cultural Resources              5.00      12/01/2039        2,050
    8,455    Oneida County IDA (INS)                                 4.65(a)    7/01/2035        2,671
                                                                                              --------
                                                                                                11,547
                                                                                              --------
             NORTH CAROLINA (0.8%)
    1,000    Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88       1/15/2032        1,129
                                                                                              --------
             RHODE ISLAND (0.1%)
      205    Housing and Mortgage Finance Corp.                      6.85      10/01/2024          205
                                                                                              --------
             SOUTH CAROLINA (1.5%)
    2,000    Piedmont Municipal Power Agency (INS)                   5.75       1/01/2034        2,198
                                                                                              --------
             TENNESSEE (0.3%)
    2,000    Knox County Health, Educational and
               Housing Facilities Board                              5.01(a)    1/01/2035          496
                                                                                              --------

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
             TEXAS (13.3%)
$   2,000    Duncanville ISD (NBGA)                                  4.63%      2/15/2029     $  2,058
    2,000    El Paso (INS)                                           4.75       8/15/2033        2,044
    2,000    Hidalgo County Health Services Corp.                    5.00       8/15/2026        1,920
    2,000    Houston Utility Systems (INS)                           5.13       5/15/2028        2,131
    5,675    Lewisville (INS)                                        5.80       9/01/2025        5,664
    1,500    Manor ISD (NBGA)                                        5.00       8/01/2037        1,573
    2,000    Pflugerville (INS)                                      5.00       8/01/2028        2,042
    1,500    Public Finance Auth. (INS)                              5.00       2/15/2036        1,429
    1,000    San Leanna Education Facilities Corp.                   4.75       6/01/2032          928
                                                                                              --------
                                                                                                19,789
                                                                                              --------
             WASHINGTON (1.4%)
    1,500    Economic Dev. Finance Auth. (INS)                       5.00       6/01/2038        1,517
    1,000    Vancouver Downtown Redevelopment Auth. (INS)            5.00       1/01/2023          644
                                                                                              --------
                                                                                                 2,161
                                                                                              --------
             WEST VIRGINIA (1.0%)
    1,500    Pleasants County                                        5.25      10/15/2037        1,512
                                                                                              --------
             Total Tax-Exempt Bonds (cost: $82,505)                                             79,874
                                                                                              --------

             TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.6%)

             VARIABLE-RATE DEMAND NOTES (0.5%)

             PUERTO RICO (0.5%)
      800    Electric Power Auth. (LIQ)
               (LOC - Dexia Credit Local)(c)                         2.29       7/01/2026          800
                                                                                              --------

------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
   83,666    SSGA Tax Free Money Market Fund, 0.00%(d)                                              84
                                                                                              --------
             Total Tax-Exempt Money Market Instruments (cost: $884)                                884
                                                                                              --------
             Total Tax-Exempt Securities (cost: $83,389)                                        80,758
                                                                                              --------

             BLUE CHIP STOCKS (45.1%)

             CONSUMER DISCRETIONARY (4.9%)
             ----------------------------
             ADVERTISING (0.1%)
    2,760    Interpublic Group of Companies, Inc.                                                   26
    1,760    Omnicom Group, Inc.                                                                    76
                                                                                              --------
                                                                                                   102
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             APPAREL RETAIL (0.2%)
      650    Abercrombie & Fitch Co. "A"                                       $     31
    1,340    Gap, Inc.                                                               25
    1,450    Limited Brands, Inc.                                                    61
      330    Ross Stores, Inc.                                                       30
    2,800    TJX Companies, Inc.                                                    173
      400    Urban Outfitters, Inc.*                                                 11
                                                                               --------
                                                                                    331
                                                                               --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    1,740    Coach, Inc.                                                            109
      420    Polo Ralph Lauren Corp.                                                 59
      510    VF Corp.                                                                71
                                                                               --------
                                                                                    239
                                                                               --------
             AUTO PARTS & EQUIPMENT (0.1%)
    3,670    Johnson Controls, Inc.                                                 116
                                                                               --------
             AUTOMOBILE MANUFACTURERS (0.2%)
   22,821    Ford Motor Co.*                                                        242
                                                                               --------
             AUTOMOTIVE RETAIL (0.1%)
      610    AutoNation, Inc.*                                                       22
      230    AutoZone, Inc.*                                                         76
    1,130    CarMax, Inc.*                                                           32
      520    O'Reilly Automotive, Inc.*                                              40
                                                                               --------
                                                                                    170
                                                                               --------
             BROADCASTING (0.1%)
    4,660    CBS Corp. "B"                                                          121
    1,020    Discovery Communications, Inc. "A"*                                     43
                                                                               --------
                                                                                    164
                                                                               --------
             CABLE & SATELLITE (0.5%)
    1,040    Cablevision Systems Corp. "A"                                           16
   15,342    Comcast Corp. "A"                                                      348
    4,370    DIRECTV "A"*                                                           206
      630    Scripps Networks Interactive "A"                                        25
    1,899    Time Warner Cable, Inc.                                                115
                                                                               --------
                                                                                    710
                                                                               --------
             CASINOS & GAMING (0.0%)
    1,520    International Game Technology                                           26
      250    Wynn Resorts Ltd.                                                       30
                                                                               --------
                                                                                     56
                                                                               --------

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,810    Best Buy Co., Inc.                                                $     49
      540    GameStop Corp. "A"*                                                     13
                                                                               --------
                                                                                     62
                                                                               --------
             CONSUMER ELECTRONICS (0.0%)
      510    Harman International Industries, Inc.                                   21
                                                                               --------
             DEPARTMENT STORES (0.2%)
    1,150    J.C. Penney Co., Inc.                                                   37
    1,660    Kohl's Corp.                                                            89
    2,900    Macy's, Inc.                                                            94
    1,300    Nordstrom, Inc.                                                         59
      340    Sears Holdings Corp.*                                                   20
                                                                               --------
                                                                                    299
                                                                               --------
             DISTRIBUTORS (0.0%)
    1,110    Genuine Parts Co.                                                       65
                                                                               --------
             EDUCATION SERVICES (0.0%)
      600    Apollo Group, Inc. "A"*                                                 29
      140    DeVry, Inc.                                                              5
                                                                               --------
                                                                                     34
                                                                               --------
             FOOTWEAR (0.1%)
    2,250    NIKE, Inc. "B"                                                         216
                                                                               --------
             GENERAL MERCHANDISE STORES (0.2%)
      390    Big Lots, Inc.*                                                         16
    1,060    Family Dollar Stores, Inc.                                              63
    3,690    Target Corp.                                                           194
                                                                               --------
                                                                                    273
                                                                               --------
             HOME FURNISHINGS (0.0%)
       70    Leggett & Platt, Inc.                                                    2
                                                                               --------
             HOME IMPROVEMENT RETAIL (0.4%)
    9,220    Home Depot, Inc.                                                       362
    7,040    Lowe's Companies, Inc.                                                 169
                                                                               --------
                                                                                    531
                                                                               --------
             HOMEBUILDING (0.0%)
    2,180    D.R. Horton, Inc.                                                       26
      590    Lennar Corp. "A"                                                        11
    2,360    Pulte Group, Inc.*                                                      14
                                                                               --------
                                                                                     51
                                                                               --------
             HOMEFURNISHING RETAIL (0.1%)
    1,480    Bed Bath & Beyond, Inc.*                                                90
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
    2,540    Carnival Corp.                                                    $     84
    1,776    Marriott International, Inc. "A"                                        54
      177    Marriott Vacations World*                                                3
    1,480    Starwood Hotels & Resorts Worldwide, Inc.                               71
    1,270    Wyndham Worldwide Corp.                                                 45
                                                                               --------
                                                                                    257
                                                                               --------
             HOUSEHOLD APPLIANCES (0.1%)
    1,253    Stanley Black & Decker, Inc.                                            82
      570    Whirlpool Corp.                                                         28
                                                                               --------
                                                                                    110
                                                                               --------
             HOUSEWARES & SPECIALTIES (0.0%)
    2,180    Newell Rubbermaid, Inc.                                                 33
                                                                               --------
             INTERNET RETAIL (0.4%)
    2,240    Amazon.com, Inc.*                                                      431
    1,630    Expedia, Inc.                                                           45
       20    Netflix, Inc.*                                                           1
      250    Priceline.com, Inc.*                                                   122
                                                                               --------
                                                                                    599
                                                                               --------
             LEISURE PRODUCTS (0.1%)
    1,030    Hasbro, Inc.                                                            37
    1,650    Mattel, Inc.                                                            47
                                                                               --------
                                                                                     84
                                                                               --------
             MOTORCYCLE MANUFACTURERS (0.0%)
    1,720    Harley-Davidson, Inc.                                                   63
                                                                               --------
             MOVIES & ENTERTAINMENT (0.7%)
   13,860    News Corp. "A"                                                         242
    6,423    Time Warner, Inc.                                                      224
    3,930    Viacom, Inc. "B"                                                       176
   11,175    Walt Disney Co.                                                        400
                                                                               --------
                                                                                  1,042
                                                                               --------
             PUBLISHING (0.1%)
    1,870    Gannett Co., Inc.                                                       20
    1,940    McGraw-Hill Companies, Inc.                                             83
       20    Washington Post Co. "B"                                                  7
                                                                               --------
                                                                                    110
                                                                               --------
             RESTAURANTS (0.7%)
       70    Chipotle Mexican Grill, Inc. "A"*                                       22
      280    Darden Restaurants, Inc.                                                13

================================================================================

18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    6,500    McDonald's Corp.                                                  $    621
    5,150    Starbucks Corp.                                                        224
    2,600    Yum! Brands, Inc.                                                      146
                                                                               --------
                                                                                  1,026
                                                                               --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    1,850    H&R Block, Inc.                                                         29
                                                                               --------
             SPECIALTY STORES (0.1%)
    4,150    Staples, Inc.                                                           60
      720    Tiffany & Co.                                                           48
                                                                               --------
                                                                                    108
                                                                               --------
             TIRES & RUBBER (0.0%)
    1,400    Goodyear Tire & Rubber Co.*                                             20
                                                                               --------
             Total Consumer Discretionary                                         7,255
                                                                               --------
             CONSUMER STAPLES (5.1%)
             ----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    3,750    Archer-Daniels-Midland Co.                                             113
                                                                               --------
             BREWERS (0.0%)
    1,000    Molson Coors Brewing Co. "B"                                            40
                                                                               --------
             DISTILLERS & VINTNERS (0.1%)
    1,070    Beam, Inc.                                                              56
      320    Brown-Forman Corp. "B"                                                  26
    1,440    Constellation Brands, Inc. "A"*                                         28
                                                                               --------
                                                                                    110
                                                                               --------
             DRUG RETAIL (0.3%)
    7,732    CVS Caremark Corp.                                                     300
    5,420    Walgreen Co.                                                           183
                                                                               --------
                                                                                    483
                                                                               --------
             FOOD DISTRIBUTORS (0.1%)
    3,290    Sysco Corp.                                                             94
                                                                               --------
             FOOD RETAIL (0.1%)
    2,900    Kroger Co.                                                              67
    1,890    Safeway, Inc.                                                           38
    1,240    SUPERVALU, Inc.                                                          9
    1,070    Whole Foods Market, Inc.                                                73
                                                                               --------
                                                                                    187
                                                                               --------
             HOUSEHOLD PRODUCTS (1.0%)
      690    Clorox Co.                                                              45
    3,080    Colgate-Palmolive Co.                                                  282

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,970    Kimberly-Clark Corp.                                              $    140
   16,183    Procter & Gamble Co.                                                 1,045
                                                                               --------
                                                                                  1,512
                                                                               --------
             HYPERMARKETS & SUPER CENTERS (0.5%)
    2,210    Costco Wholesale Corp.                                                 189
   10,450    Wal-Mart Stores, Inc.                                                  615
                                                                               --------
                                                                                    804
                                                                               --------
             PACKAGED FOODS & MEAT (0.8%)
    1,010    Campbell Soup Co.                                                       33
    2,630    ConAgra Foods, Inc.                                                     67
    1,080    Dean Foods Co.*                                                         11
    4,550    General Mills, Inc.                                                    182
    1,545    H.J. Heinz Co.                                                          81
      910    Hershey Co.                                                             53
      828    J.M. Smucker Co.                                                        63
    1,470    Kellogg Co.                                                             72
   10,190    Kraft Foods, Inc. "A"                                                  368
    1,040    McCormick & Co., Inc.                                                   51
    1,371    Mead Johnson Nutrition Co.                                             103
    3,820    Sara Lee Corp.                                                          72
    1,140    Tyson Foods, Inc. "A"                                                   23
                                                                               --------
                                                                                  1,179
                                                                               --------
             PERSONAL PRODUCTS (0.1%)
    1,140    Avon Products, Inc.                                                     20
      740    Estee Lauder Companies, Inc. "A"                                        87
                                                                               --------
                                                                                    107
                                                                               --------
             SOFT DRINKS (1.1%)
    2,560    Coca Cola Enterprises, Inc.                                             67
   13,490    Coca-Cola Co.                                                          907
    1,290    Dr. Pepper Snapple Group, Inc.                                          47
    9,363    PepsiCo, Inc.                                                          599
                                                                               --------
                                                                                  1,620
                                                                               --------
             TOBACCO (0.9%)
   12,240    Altria Group, Inc.                                                     351
      815    Lorillard, Inc.                                                         91
   10,620    Philip Morris International, Inc.                                      810
    1,960    Reynolds American, Inc.                                                 82
                                                                               --------
                                                                                  1,334
                                                                               --------
             Total Consumer Staples                                               7,583
                                                                               --------

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             ENERGY (5.6%)
             ------------
             COAL & CONSUMABLE FUELS (0.1%)
    1,347    Alpha Natural Resources, Inc.*                                    $     32
    1,340    CONSOL Energy, Inc.                                                     56
    1,560    Peabody Energy Corp.                                                    61
                                                                               --------
                                                                                    149
                                                                               --------
             INTEGRATED OIL & GAS (3.3%)
   12,200    Chevron Corp.                                                        1,255
    8,470    ConocoPhillips                                                         604
   28,743    Exxon Mobil Corp.                                                    2,312
    1,790    Hess Corp.                                                             108
    3,790    Marathon Oil Corp.                                                     106
    1,150    Murphy Oil Corp.                                                        64
    5,230    Occidental Petroleum Corp.                                             517
                                                                               --------
                                                                                  4,966
                                                                               --------
             OIL & GAS DRILLING (0.1%)
      410    Diamond Offshore Drilling, Inc.                                         25
      640    Helmerich & Payne, Inc.                                                 36
    2,180    Nabors Industries Ltd.*                                                 39
      720    Noble Corp.*                                                            25
      890    Rowan Companies, Inc.*                                                  30
                                                                               --------
                                                                                    155
                                                                               --------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
    2,617    Baker Hughes, Inc.                                                     143
    1,400    Cameron International Corp.*                                            76
    1,200    FMC Technologies, Inc.*                                                 63
    5,260    Halliburton Co.                                                        193
    2,540    National-Oilwell Varco, Inc.                                           182
    7,992    Schlumberger Ltd.                                                      602
                                                                               --------
                                                                                  1,259
                                                                               --------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    2,940    Anadarko Petroleum Corp.                                               239
    2,120    Apache Corp.                                                           211
      530    Cabot Oil & Gas Corp.                                                   47
    3,870    Chesapeake Energy Corp.                                                 98
    2,350    Denbury Resources, Inc.*                                                40
    2,470    Devon Energy Corp.                                                     162
    1,600    EOG Resources, Inc.                                                    166
      880    EQT Corp.                                                               55
      600    Newfield Exploration Co.*                                               27
      970    Noble Energy, Inc.                                                      95

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
      900    Pioneer Natural Resources Co.                                     $     85
      630    QEP Resources, Inc.                                                     21
      740    Range Resources Corp.                                                   53
    1,370    Southwestern Energy Co.*                                                52
                                                                               --------
                                                                                  1,351
                                                                               --------
             OIL & GAS REFINING & MARKETING (0.1%)
    1,895    Marathon Petroleum Corp.                                                63
      650    Sunoco, Inc.                                                            25
      100    Tesoro Corp.*                                                            3
    3,220    Valero Energy Corp.                                                     72
                                                                               --------
                                                                                    163
                                                                               --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    3,660    El Paso Corp.                                                           91
    4,310    Spectra Energy Corp.                                                   127
    4,150    Williams Companies, Inc.                                               134
                                                                               --------
                                                                                    352
                                                                               --------
             Total Energy                                                         8,395
                                                                               --------
             FINANCIALS (6.0%)
             ----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    1,885    Ameriprise Financial, Inc.                                              86
    7,295    Bank of New York Mellon Corp.                                          142
      413    BlackRock, Inc. "A"                                                     71
      650    Federated Investors, Inc. "B"                                           10
      860    Franklin Resources, Inc.                                                87
    3,300    Invesco Ltd. ADR                                                        67
    1,180    Janus Capital Group, Inc.                                                8
    1,190    Legg Mason, Inc.                                                        32
    1,260    Northern Trust Corp.(e)                                                 47
    2,970    State Street Corp.                                                     118
    2,030    T. Rowe Price Group, Inc.                                              115
                                                                               --------
                                                                                    783
                                                                               --------
             CONSUMER FINANCE (0.4%)
    6,470    American Express Co.                                                   311
    2,870    Capital One Financial Corp.                                            128
    3,520    Discover Financial Services                                             84
    3,810    SLM Corp.                                                               49
                                                                               --------
                                                                                    572
                                                                               --------
             DIVERSIFIED BANKS (0.8%)
    1,300    Comerica, Inc.                                                          33
   11,380    U.S. Bancorp                                                           295

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   31,240    Wells Fargo & Co.                                                 $    808
                                                                               --------
                                                                                  1,136
                                                                               --------
             INSURANCE BROKERS (0.1%)
    1,550    Aon Corp.                                                               71
    2,820    Marsh & McLennan Companies, Inc.                                        85
                                                                               --------
                                                                                    156
                                                                               --------
             INVESTMENT BANKING & BROKERAGE (0.3%)
    6,370    Charles Schwab Corp.                                                    76
    1,695    E*Trade Financial Corp.*                                                16
    2,870    Goldman Sachs Group, Inc.                                              275
    8,780    Morgan Stanley                                                         130
                                                                               --------
                                                                                    497
                                                                               --------
             LIFE & HEALTH INSURANCE (0.4%)
    2,770    AFLAC, Inc.                                                            120
    2,199    Lincoln National Corp.                                                  45
    6,180    MetLife, Inc.                                                          195
    1,300    Principal Financial Group, Inc.                                         31
    2,745    Prudential Financial, Inc.                                             139
      742    Torchmark Corp.                                                         32
    1,300    Unum Group                                                              29
                                                                               --------
                                                                                    591
                                                                               --------
             MULTI-LINE INSURANCE (0.2%)
    2,590    American International Group, Inc.*                                     60
      700    Assurant, Inc.                                                          27
    3,680    Genworth Financial, Inc. "A"*                                           24
    2,730    Hartford Financial Services Group, Inc.                                 49
    2,466    Loews Corp.                                                             95
                                                                               --------
                                                                                    255
                                                                               --------
             MULTI-SECTOR HOLDINGS (0.0%)
      900    Leucadia National Corp.                                                 21
                                                                               --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   59,973    Bank of America Corp.                                                  326
   16,541    Citigroup, Inc.                                                        455
   22,149    JPMorgan Chase & Co.                                                   686
                                                                               --------
                                                                                  1,467
                                                                               --------
             PROPERTY & CASUALTY INSURANCE (0.9%)
    1,670    ACE Ltd.                                                               116
    3,040    Allstate Corp.                                                          81
    9,838    Berkshire Hathaway, Inc. "B"*                                          775
    1,990    Chubb Corp.                                                            134

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,130    Cincinnati Financial Corp.                                        $     34
    3,740    Progressive Corp.                                                       71
    2,350    Travelers Companies, Inc.                                              132
    2,680    XL Group plc                                                            55
                                                                               --------
                                                                                  1,398
                                                                               --------
             REAL ESTATE SERVICES (0.0%)
    1,830    Cbre Group, Inc.*                                                       31
                                                                               --------
             REGIONAL BANKS (0.4%)
    4,130    BB&T Corp.                                                              96
    5,810    Fifth Third Bancorp                                                     70
    1,786    First Horizon National Corp.                                            14
    5,110    Huntington Bancshares, Inc.                                             27
    6,620    KeyCorp                                                                 48
      660    M&T Bank Corp.                                                          48
    3,105    PNC Financial Services Group, Inc.                                     168
    8,190    Regions Financial Corp.                                                 34
    3,830    SunTrust Banks, Inc.                                                    70
    1,130    Zions Bancorp.                                                          18
                                                                               --------
                                                                                    593
                                                                               --------
             REITs - DIVERSIFIED (0.1%)
    1,238    Vornado Realty Trust                                                    92
                                                                               --------
             REITs - INDUSTRIAL (0.0%)
    2,603    ProLogis, Inc.                                                          72
                                                                               --------
             REITs - OFFICE (0.1%)
    1,050    Boston Properties, Inc.                                                100
                                                                               --------
             REITs - RESIDENTIAL (0.1%)
      510    AvalonBay Communities, Inc.                                             64
    2,215    Equity Residential Properties Trust                                    122
                                                                               --------
                                                                                    186
                                                                               --------
             REITs - RETAIL (0.2%)
    2,670    Kimco Realty Corp.                                                      42
    2,004    Simon Property Group, Inc.                                             249
                                                                               --------
                                                                                    291
                                                                               --------
             REITs - SPECIALIZED (0.3%)
    2,430    HCP, Inc.                                                               94
      940    Health Care REIT, Inc.                                                  47
    3,902    Host Hotels & Resorts, Inc.                                             55
      800    Plum Creek Timber Co., Inc.                                             30
      495    Public Storage                                                          65

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,520    Ventas, Inc.                                                      $     80
                                                                               --------
                                                                                    371
                                                                               --------
             SPECIALIZED FINANCE (0.2%)
      420    CME Group, Inc.                                                        105
      440    IntercontinentalExchange, Inc.*                                         54
    1,370    Moody's Corp.                                                           47
      840    NASDAQ OMX Group, Inc.*                                                 22
    1,820    NYSE Euronext                                                           52
                                                                               --------
                                                                                    280
                                                                               --------
             THRIFTS & MORTGAGE FINANCE (0.0%)
    2,720    Hudson City Bancorp, Inc.                                               15
    2,180    People's United Financial, Inc.                                         27
                                                                               --------
                                                                                     42
                                                                               --------
             Total Financials                                                     8,934
                                                                               --------
             HEALTH CARE (5.2%)
             -----------------
             BIOTECHNOLOGY (0.5%)
    5,460    Amgen, Inc.                                                            316
    1,240    Biogen Idec, Inc.*                                                     143
    2,730    Celgene Corp.*                                                         172
    4,680    Gilead Sciences, Inc.*                                                 186
                                                                               --------
                                                                                    817
                                                                               --------
             HEALTH CARE DISTRIBUTORS (0.2%)
    1,930    AmerisourceBergen Corp.                                                 71
    2,310    Cardinal Health, Inc.                                                   98
    1,450    McKesson Corp.                                                         118
      720    Patterson Companies, Inc.                                               22
                                                                               --------
                                                                                    309
                                                                               --------
             HEALTH CARE EQUIPMENT (0.8%)
    3,470    Baxter International, Inc.                                             179
    1,310    Becton, Dickinson and Co.                                               97
    8,200    Boston Scientific Corp.*                                                48
      600    C.R. Bard, Inc.                                                         52
    1,315    CareFusion Corp.*                                                       33
    2,910    Covidien plc                                                           133
      110    Edwards Lifesciences Corp.*                                              7
      980    Hospira, Inc.*                                                          28
      230    Intuitive Surgical, Inc.*                                              100
    6,050    Medtronic, Inc.                                                        220
    1,910    St. Jude Medical, Inc.                                                  73
    1,770    Stryker Corp.                                                           87

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
      830    Varian Medical Systems, Inc.*                                     $     52
    1,130    Zimmer Holdings, Inc.*                                                  57
                                                                               --------
                                                                                  1,166
                                                                               --------
             HEALTH CARE FACILITIES (0.0%)
    3,270    Tenet Healthcare Corp.*                                                 15
                                                                               --------
             HEALTH CARE SERVICES (0.3%)
      570    DaVita, Inc.*                                                           43
    3,340    Express Scripts, Inc.*                                                 153
      615    Laboratory Corp. of America Holdings*                                   53
    2,370    Medco Health Solutions, Inc.*                                          134
      600    Quest Diagnostics, Inc.                                                 35
                                                                               --------
                                                                                    418
                                                                               --------
             HEALTH CARE SUPPLIES (0.0%)
    1,150    DENTSPLY International, Inc.                                            42
                                                                               --------
             HEALTH CARE TECHNOLOGY (0.0%)
       860   Cerner Corp.*                                                           53
                                                                               --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,439    Life Technologies Corp.*                                                56
    2,740    Thermo Fisher Scientific, Inc.*                                        129
      690    Waters Corp.*                                                           55
                                                                               --------
                                                                                    240
                                                                               --------
             MANAGED HEALTH CARE (0.5%)
    2,120    Aetna, Inc.                                                             89
    1,460    CIGNA Corp.                                                             65
    1,170    Coventry Health Care, Inc.*                                             37
    1,000    Humana, Inc.                                                            89
    6,420    UnitedHealth Group, Inc.                                               313
    2,200    WellPoint, Inc.                                                        155
                                                                               --------
                                                                                    748
                                                                               --------
             PHARMACEUTICALS (2.7%)
    9,100    Abbott Laboratories                                                    496
    1,800    Allergan, Inc.                                                         151
    9,406    Bristol-Myers Squibb Co.                                               308
    5,910    Eli Lilly and Co.                                                      224
    1,480    Forest Laboratories, Inc.*                                              44
   16,220    Johnson & Johnson                                                    1,050
   18,313    Merck & Co., Inc.                                                      655
    2,530    Mylan, Inc.*                                                            49
   45,994    Pfizer, Inc.                                                           923

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
      840    Watson Pharmaceuticals, Inc.*                                                $     54
                                                                                          --------
                                                                                             3,954
                                                                                          --------
             Total Health Care                                                               7,762
                                                                                          --------
             INDUSTRIALS (4.7%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
    4,340    Boeing Co.                                                                        298
    2,140    General Dynamics Corp.                                                            141
      740    Goodrich Corp.                                                                     90
    3,920    Honeywell International, Inc.                                                     212
      540    L-3 Communications Holdings, Inc.                                                  36
    1,690    Lockheed Martin Corp.                                                             132
    1,430    Northrop Grumman Corp.                                                             82
    1,010    Precision Castparts Corp.                                                         166
    1,625    Raytheon Co.                                                                       74
    1,230    Rockwell Collins, Inc.                                                             68
    5,410    United Technologies Corp.                                                         415
                                                                                          --------
                                                                                             1,714
                                                                                          --------
             AIR FREIGHT & LOGISTICS (0.5%)
      980    C.H. Robinson Worldwide, Inc.                                                      67
    1,160    Expeditors International of Washington, Inc.                                       51
    2,240    FedEx Corp.                                                                       186
    5,370    United Parcel Service, Inc. "B"                                                   385
                                                                                          --------
                                                                                               689
                                                                                          --------
             AIRLINES (0.0%)
    3,590    Southwest Airlines Co.                                                             30
                                                                                          --------
             BUILDING PRODUCTS (0.0%)
    2,100    Masco Corp.                                                                        20
                                                                                          --------
             COMMERCIAL PRINTING (0.0%)
    1,460    R.R. Donnelley & Sons Co.                                                          22
                                                                                          --------
             CONSTRUCTION & ENGINEERING (0.1%)
    1,060    Fluor Corp.                                                                        58
      640    Jacobs Engineering Group, Inc.*                                                    27
    1,120    Quanta Services, Inc.*                                                             23
                                                                                          --------
                                                                                               108
                                                                                          --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    3,795    Caterpillar, Inc.                                                                 371
      910    Cummins, Inc.                                                                      88
    2,480    Deere & Co.                                                                       197

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
      550    Joy Global, Inc.                                                             $     50
    1,772    PACCAR, Inc.                                                                       72
                                                                                          --------
                                                                                               778
                                                                                          --------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
      670    Cintas Corp.                                                                       20
    1,180    Iron Mountain, Inc.                                                                36
                                                                                          --------
                                                                                                56
                                                                                          --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    4,620    Emerson Electric Co.                                                              242
    1,110    Rockwell Automation, Inc.                                                          83
      190    Roper Industries, Inc.                                                             16
                                                                                          --------
                                                                                               341
                                                                                          --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,526    Republic Services, Inc. "A"                                                        69
      210    Stericycle, Inc.*                                                                  17
    2,665    Waste Management, Inc.                                                             84
                                                                                          --------
                                                                                               170
                                                                                          --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750    Robert Half International, Inc.                                                    20
                                                                                          --------
             INDUSTRIAL CONGLOMERATES (1.0%)
    4,190    3M Co.                                                                            339
   62,400    General Electric Co.                                                              993
    2,070    Textron, Inc.                                                                      40
    2,560    Tyco International Ltd.                                                           123
                                                                                          --------
                                                                                             1,495
                                                                                          --------
             INDUSTRIAL MACHINERY (0.5%)
    3,670    Danaher Corp.                                                                     177
    1,320    Dover Corp.                                                                        73
    2,420    Eaton Corp.                                                                       109
      440    Flowserve Corp.                                                                    45
    2,480    Illinois Tool Works, Inc.                                                         113
    1,130    Ingersoll-Rand plc                                                                 37
      850    Pall Corp.                                                                         46
      940    Parker-Hannifin Corp.                                                              78
    1,090    Xylem, Inc.                                                                        26
                                                                                          --------
                                                                                               704
                                                                                          --------
             OFFICE SERVICES & SUPPLIES (0.0%)
      660    Avery Dennison Corp.                                                               17
    1,020    Pitney Bowes, Inc.                                                                 19
                                                                                          --------
                                                                                                36
                                                                                          --------

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             RAILROADS (0.4%)
    8,070    CSX Corp.                                                                    $    175
    1,470    Norfolk Southern Corp.                                                            111
    3,170    Union Pacific Corp.                                                               328
                                                                                          --------
                                                                                               614
                                                                                          --------
             RESEARCH & CONSULTING SERVICES (0.0%)
      270    Dun & Bradstreet Corp.                                                             19
      720    Equifax, Inc.                                                                      27
                                                                                          --------
                                                                                                46
                                                                                          --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,860    Fastenal Co.                                                                       77
      480    W.W. Grainger, Inc.                                                                90
                                                                                          --------
                                                                                               167
                                                                                          --------
             TRUCKING (0.0%)
      300    Ryder System, Inc.                                                                 16
                                                                                          --------
             Total Industrials                                                               7,026
                                                                                          --------
             INFORMATION TECHNOLOGY (8.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
    2,930    Adobe Systems, Inc.*                                                               80
    1,260    Autodesk, Inc.*                                                                    43
    1,240    Citrix Systems, Inc.*                                                              89
    1,300    Compuware Corp.*                                                                   11
    1,640    Intuit, Inc.                                                                       87
      780    Salesforce.com, Inc.*                                                              92
                                                                                          --------
                                                                                               402
                                                                                          --------
             COMMUNICATIONS EQUIPMENT (1.0%)
   32,335    Cisco Systems, Inc.                                                               603
      470    F5 Networks, Inc.*                                                                 53
      980    Harris Corp.                                                                       35
    1,770    JDS Uniphase Corp.*                                                                19
    3,060    Juniper Networks, Inc.*                                                            69
    1,731    Motorola Mobility Holdings, Inc.*                                                  68
    2,185    Motorola Solutions, Inc.                                                          102
    9,610    QUALCOMM, Inc.                                                                    527
    2,140    Tellabs, Inc.                                                                       8
                                                                                          --------
                                                                                             1,484
                                                                                          --------
             COMPUTER HARDWARE (1.7%)
    5,520    Apple, Inc.*                                                                    2,110
    9,340    Dell, Inc.*                                                                       147
   12,340    Hewlett-Packard Co.                                                               345
                                                                                          --------
                                                                                             2,602
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   12,490    EMC Corp.*                                                                   $    287
      620    Lexmark International, Inc. "A"                                                    21
    2,010    NetApp, Inc.*                                                                      74
    1,600    SanDisk Corp.*                                                                     79
    1,370    Western Digital Corp.*                                                             40
                                                                                          --------
                                                                                               501
                                                                                          --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    2,960    Automatic Data Processing, Inc.                                                   151
      870    Computer Sciences Corp.                                                            21
    1,180    Fidelity National Information Services, Inc.                                       29
      850    Fiserv, Inc.*                                                                      49
      610    MasterCard, Inc. "A"                                                              229
    1,630    Paychex, Inc.                                                                      48
       70    Total System Services, Inc.                                                         1
    3,010    Visa, Inc. "A"                                                                    292
    3,575    Western Union Co.                                                                  62
                                                                                          --------
                                                                                               882
                                                                                          --------
             ELECTRONIC COMPONENTS (0.1%)
    1,270    Amphenol Corp. "A"                                                                 58
    9,160    Corning, Inc.                                                                     121
                                                                                          --------
                                                                                               179
                                                                                          --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,000    Agilent Technologies, Inc.*                                                        75
      830    FLIR Systems, Inc.                                                                 22
                                                                                          --------
                                                                                                97
                                                                                          --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,520    Jabil Circuit, Inc.                                                                31
    1,060    Molex, Inc.                                                                        26
    2,170    Te Connectivity Ltd.                                                               69
                                                                                          --------
                                                                                               126
                                                                                          --------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    1,970    Electronic Arts, Inc.*                                                             46
                                                                                          --------
             INTERNET SOFTWARE & SERVICES (0.9%)
    1,250    Akamai Technologies, Inc.*                                                         36
    6,450    eBay, Inc.*                                                                       191
    1,490    Google, Inc. "A"*                                                                 893
      960    Monster Worldwide, Inc.*                                                            7
      770    VeriSign, Inc.                                                                     26
    7,340    Yahoo!, Inc.*                                                                     115
                                                                                          --------
                                                                                             1,268
                                                                                          --------

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (1.2%)
    3,210    Accenture plc "A"                                                            $    186
    2,120    Cognizant Technology Solutions Corp. "A"*                                         143
    7,170    International Business Machines Corp.                                           1,348
    1,650    SAIC, Inc.*                                                                        20
    1,255    Teradata Corp.*                                                                    68
                                                                                          --------
                                                                                             1,765
                                                                                          --------
             OFFICE ELECTRONICS (0.0%)
    8,033    Xerox Corp.                                                                        65
                                                                                          --------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    6,260    Applied Materials, Inc.                                                            67
      990    KLA-Tencor Corp.                                                                   46
      420    Novellus Systems, Inc.*                                                            15
    1,340    Teradyne, Inc.*                                                                    18
                                                                                          --------
                                                                                               146
                                                                                          --------
             SEMICONDUCTORS (1.0%)
    4,440    Advanced Micro Devices, Inc.*                                                      25
    2,050    Altera Corp.                                                                       77
    2,340    Analog Devices, Inc.                                                               82
    3,120    Broadcom Corp. "A"*                                                                95
      350    First Solar, Inc.*                                                                 17
   29,830    Intel Corp.                                                                       743
    1,440    Linear Technology Corp.                                                            44
    3,380    LSI Corp.*                                                                         19
    1,370    Microchip Technology, Inc.                                                         48
    5,950    Micron Technology, Inc.*                                                           36
    3,410    NVIDIA Corp.*                                                                      53
    6,890    Texas Instruments, Inc.                                                           207
    1,570    Xilinx, Inc.                                                                       51
                                                                                          --------
                                                                                             1,497
                                                                                          --------
             SYSTEMS SOFTWARE (1.4%)
    1,425    BMC Software, Inc.*                                                                51
    2,230    CA, Inc.                                                                           47
   43,745    Microsoft Corp.                                                                 1,119
   23,307    Oracle Corp.                                                                      731
    1,150    Red Hat, Inc.*                                                                     58
    1,930    Symantec Corp.*                                                                    31
                                                                                          --------
                                                                                             2,037
                                                                                          --------
             Total Information Technology                                                   13,097
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             MATERIALS (1.7%)
             ----------------
             ALUMINUM (0.0%)
    5,600    Alcoa, Inc.                                                                  $     56
                                                                                          --------
             CONSTRUCTION MATERIALS (0.0%)
      760    Vulcan Materials Co.                                                               25
                                                                                          --------
             DIVERSIFIED CHEMICALS (0.4%)
    6,870    Dow Chemical Co.                                                                  190
    5,510    E.I. du Pont de Nemours & Co.                                                     263
      940    Eastman Chemical Co.                                                               37
      100    FMC Corp.                                                                           9
    1,240    PPG Industries, Inc.                                                              109
                                                                                          --------
                                                                                               608
                                                                                          --------
             DIVERSIFIED METALS & MINING (0.2%)
    5,732    Freeport-McMoRan Copper & Gold, Inc.                                              227
                                                                                          --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
      410    CF Industries Holdings, Inc.                                                       57
    3,020    Monsanto Co.                                                                      222
    1,610    Mosaic Co.                                                                         85
                                                                                          --------
                                                                                               364
                                                                                          --------
             FOREST PRODUCTS (0.0%)
    2,607    Weyerhaeuser Co.                                                                   44
                                                                                          --------
             GOLD (0.1%)
    2,910    Newmont Mining Corp.                                                              201
                                                                                          --------
             INDUSTRIAL GASES (0.2%)
    1,245    Air Products & Chemicals, Inc.                                                    104
       30    Airgas, Inc.                                                                        3
    2,150    Praxair, Inc.                                                                     219
                                                                                          --------
                                                                                               326
                                                                                          --------
             METAL & GLASS CONTAINERS (0.1%)
    1,380    Ball Corp.                                                                         48
      960    Owens-Illinois, Inc.*                                                              19
                                                                                          --------
                                                                                                67
                                                                                          --------
             PAPER PACKAGING (0.0%)
       140   Bemis Co., Inc.                                                                     4
       950   Sealed Air Corp.                                                                   17
                                                                                          --------
                                                                                                21
                                                                                          --------

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             PAPER PRODUCTS (0.1%)
    3,430    International Paper Co.                                                      $     97
    1,340    MeadWestvaco Corp.                                                                 40
                                                                                          --------
                                                                                               137
                                                                                          --------
             SPECIALTY CHEMICALS (0.2%)
    1,500    Ecolab, Inc.                                                                       85
      570    International Flavors & Fragrances, Inc.                                           31
      520    Sherwin-Williams Co.                                                               45
      950    Sigma-Aldrich Corp.                                                                62
                                                                                          --------
                                                                                               223
                                                                                          --------
             STEEL (0.1%)
      450    AK Steel Holding Corp.                                                              4
      630    Allegheny Technologies, Inc.                                                       32
      860    Cliffs Natural Resources, Inc.                                                     58
    1,860    Nucor Corp.                                                                        73
      780    United States Steel Corp.                                                          21
                                                                                          --------
                                                                                               188
                                                                                          --------
             Total Materials                                                                 2,487
                                                                                          --------
             TELECOMMUNICATION SERVICES (1.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   35,060    AT&T, Inc.                                                                      1,016
    3,881    CenturyLink, Inc.                                                                 146
    2,109    Frontier Communications Corp.                                                      12
   16,745    Verizon Communications, Inc.                                                      632
    3,606    Windstream Corp.                                                                   42
                                                                                          --------
                                                                                             1,848
                                                                                          --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,210    American Tower Corp. "A"*                                                         130
    1,530    MetroPCS Communications, Inc.*                                                     13
   17,580    Sprint Nextel Corp.*                                                               47
                                                                                          --------
                                                                                               190
                                                                                          --------
             Total Telecommunication Services                                                2,038
                                                                                          --------
             UTILITIES (1.7%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
    2,820    American Electric Power Co., Inc.                                                 112
    7,864    Duke Energy Corp.                                                                 164
    1,730    Edison International                                                               68
      990    Entergy Corp.                                                                      70
    3,805    Exelon Corp.                                                                      169
    2,320    FirstEnergy Corp.                                                                 103

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
    3,140    NextEra Energy, Inc.                                                         $    174
    1,380    Northeast Utilities                                                                48
    1,750    Pepco Holdings, Inc.                                                               35
      850    Pinnacle West Capital Corp.                                                        40
    3,310    PPL Corp.                                                                          99
    2,080    Progress Energy, Inc.                                                             113
    4,420    Southern Co.                                                                      194
                                                                                          --------
                                                                                             1,389
                                                                                          --------
             GAS UTILITIES (0.1%)
      630    ONEOK, Inc.                                                                        52
                                                                                          --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    3,900    AES Corp.*                                                                         47
    1,520    Constellation Energy Group, Inc.                                                   61
    1,030    NRG Energy, Inc.*                                                                  20
                                                                                          --------
                                                                                               128
                                                                                          --------
             MULTI-UTILITIES (0.6%)
    1,840    Ameren Corp.                                                                       62
    2,760    CenterPoint Energy, Inc.                                                           55
      770    CMS Energy Corp.                                                                   16
    1,480    Consolidated Edison, Inc.                                                          88
    3,360    Dominion Resources, Inc.                                                          174
      920    DTE Energy Co.                                                                     49
      601    Integrys Energy Group, Inc.                                                        31
    2,170    NiSource, Inc.                                                                     50
    2,370    PG&E Corp.                                                                         92
    2,070    Public Service Enterprise Group, Inc.                                              68
      880    SCANA Corp.                                                                        38
    1,410    Sempra Energy                                                                      75
    1,670    TECO Energy, Inc.                                                                  31
    1,740    Wisconsin Energy Corp.                                                             58
    1,980    Xcel Energy, Inc.                                                                  52
                                                                                          --------
                                                                                               939
                                                                                          --------
             Total Utilities                                                                 2,508
                                                                                          --------
             Total Blue Chip Stocks (cost: $44,402)                                         67,085
                                                                                          --------

             TOTAL INVESTMENTS (COST: $127,791)                                           $147,843
                                                                                          ========

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
--------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                           $    --             $79,874            $--     $ 79,874
Tax-Exempt Money
 Market Instruments:
  Variable-Rate Demand Notes                    --                 800             --          800
  Money Market Funds                            84                  --             --           84
Blue Chip Stocks                            67,085                  --             --       67,085
--------------------------------------------------------------------------------------------------
Total                                      $67,169             $80,674            $--     $147,843
--------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through November 30 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp.

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

           Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
    EDA    Economic Development Authority
    IDA    Industrial Development Authority/Agency
    ISD    Independent School District
    MTA    Metropolitan Transportation Authority
    PRE    Prerefunded to a date prior to maturity
    REIT   Real estate investment trust
    USD    Unified School District

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2011, was $2,206,000, which represented 1.5% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Rate represents the money market fund annualized seven-day yield at November 30, 2011.

    (e) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

    (f) Currently the issuer is in default with respect to interest and/or principal payments.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $127,791)         $147,843
   Cash                                                                       827
   Receivables:
      Capital shares sold                                                      13
      Dividends and interest                                                1,288
                                                                         --------
         Total assets                                                     149,971
                                                                         --------
LIABILITIES
   Payables:
      Securities purchased                                                    809
      Capital shares redeemed                                                 129
   Accrued management fees                                                     65
   Accrued transfer agent's fees                                                1
   Other accrued expenses and payables                                         52
                                                                         --------
         Total liabilities                                                  1,056
                                                                         --------
            Net assets applicable to capital shares outstanding          $148,915
                                                                         ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $143,094
   Accumulated undistributed net investment income                            752
   Accumulated net realized loss on investments                           (14,983)
   Net unrealized appreciation of investments                              20,052
                                                                         --------
            Net assets applicable to capital shares outstanding          $148,915
                                                                         ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                         11,238
                                                                         ========
   Net asset value, redemption price, and offering price per share       $  13.25
                                                                         ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $   744
   Interest                                                                2,044
                                                                         -------
         Total income                                                      2,788
                                                                         -------
EXPENSES
   Management fees                                                           398
   Administration and servicing fees                                         111
   Transfer agent's fees                                                      95
   Custody and accounting fees                                                40
   Postage                                                                     5
   Shareholder reporting fees                                                 11
   Trustees' fees                                                              7
   Registration fees                                                          17
   Professional fees                                                          35
   Other                                                                       8
                                                                         -------
         Total expenses                                                      727
                                                                         -------
NET INVESTMENT INCOME                                                      2,061
                                                                         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
AND AFFILIATED TRANSACTIONS
   Net realized gain on:
      Unaffiliated transactions                                              610
      Affiliated transactions (Note 7)                                        44
   Change in net unrealized appreciation/depreciation                     (2,946)
                                                                         -------
         Net realized and unrealized loss                                 (2,292)
                                                                         -------
   Decrease in net assets resulting from operations                      $  (231)
                                                                         =======

See accompanying notes to financial statements.

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited), and year ended
May 31, 2011

--------------------------------------------------------------------------------

                                                        11/30/2011     5/31/2011
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                 $  2,061       $  4,043
   Net realized gain on investments                           654          3,098
   Change in net unrealized appreciation/depreciation
      of investments                                       (2,946)        10,427
                                                         -----------------------
      Increase (decrease) in net assets resulting from
         operations                                          (231)        17,568
                                                         -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   (2,013)        (4,092)
                                                         -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                5,102         12,451
   Reinvested dividends                                     1,890          3,837
   Cost of shares redeemed                                (10,326)       (19,522)
                                                         -----------------------
      Decrease in net assets from capital share
         transactions                                      (3,334)        (3,234)
                                                         -----------------------
   Net increase (decrease) in net assets                   (5,578)        10,242

NET ASSETS
   Beginning of period                                    154,493        144,251
                                                         -----------------------
   End of period                                         $148,915       $154,493
                                                         =======================
Accumulated undistributed net investment income:
   End of period                                         $    752       $    704
                                                         =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                390            975
   Shares issued for dividends reinvested                     146            304
   Shares redeemed                                           (792)        (1,532)
                                                         -----------------------
      Decrease in shares outstanding                         (256)          (253)
                                                         =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012, contingent upon appropriate regulatory approvals.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

       at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

       these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on methods discussed in Note A4 and variable-rate demand notes which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    For the six-month period ended November 30, 2011, the Fund did not incur any brokerage commission recapture credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2011, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2012, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2011, the Fund had capital loss carryovers of $15,606,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
-------------------------------------------
  EXPIRES                         BALANCE
-----------                     -----------
   2017                         $ 4,073,000
   2018                          11,533,000
                                -----------
                  Total         $15,606,000
                                ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2011, were $6,036,000 and $9,824,000, respectively.

As of November 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2011, were $26,234,000 and $6,182,000, respectively, resulting in net unrealized appreciation of $20,052,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    The performance adjustment is calculated monthly by comparing the Fund's performance to a Composite Index comprised of 51% of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within this category, and 49% of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within this category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Composite Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $398,000, which included a 0.04% performance adjustment of $26,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Northern Trust Investments (NTI), under which NTI directs the investment and reinvestment of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended November 30, 2011, the Manager incurred subadvisory fees, paid or payable to NTI, of $63,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $111,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2011, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $95,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                    NET REALIZED
                                                  COST TO              GAIN TO
      SELLER              PURCHASER              PURCHASER              SELLER
-----------------------------------------------------------------------------------
USAA Growth and        USAA Tax-Exempt
  Tax Strategy Fund      Long Term Bond Fund     $1,010,000             $44,000

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                        YEAR ENDED MAY 31,
                             ----------------------------------------------------------------------------
                                 2011          2011          2010          2009         2008         2007
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $  13.44      $  12.28      $  11.00      $  13.80     $  14.75     $  14.40
                             ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .18           .35           .37           .40          .40          .38
  Net realized and
    unrealized gain (loss)       (.19)         1.16          1.28         (2.80)        (.96)        1.37
                             ----------------------------------------------------------------------------
Total from investment
  operations                     (.01)         1.51          1.65         (2.40)        (.56)        1.75
                             ----------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.18)         (.35)         (.37)         (.40)        (.39)        (.39)
  Realized capital gains            -             -             -             -            -         1.01
                             ----------------------------------------------------------------------------
Total distributions              (.18)         (.35)         (.37)         (.40)        (.39)       (1.40)
                             ----------------------------------------------------------------------------
Net asset value at end
  of period                  $  13.25      $  13.44      $  12.28      $  11.00     $  13.80     $  14.75
                             ============================================================================
Total return (%)*                (.06)        12.54         15.17(b)     (17.38)       (3.81)       12.67(a)
Net assets at end
  of period (000)            $148,915      $154,493      $144,251      $132,807     $180,200     $201,778
Ratios to average
  net assets:**
  Expenses (%)(c)                 .98(d)        .93           .88(b)        .90          .89          .91(a)
  Net investment income (%)      2.77(d)       2.73          3.08          3.46         2.80         2.66
Portfolio turnover (%)              4            19            18            25           38           37

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $148,795,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) During the year ended May 31, 2010, SAS reimbursed the Fund $21,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                         BEGINNING            ENDING            DURING PERIOD*
                                       ACCOUNT VALUE       ACCOUNT VALUE        JUNE 1, 2011 -
                                        JUNE 1, 2011     NOVEMBER 30, 2011     NOVEMBER 30, 2011
                                       ---------------------------------------------------------
Actual                                   $1,000.00           $  999.38               $4.90

Hypothetical
  (5% return before expenses)             1,000.00            1,020.10                4.95

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.06)% for the six-month period of June 1, 2011, through November 30, 2011.

================================================================================

54  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      01/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     01/30/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/30/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.